SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Wholly-owned or controlled subsidiaries and or affiliates (Details)	Dec. 31, 2022	Dec. 31, 2021
MPB Acquisition
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
GH Group
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
GHB Unsub LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
Glass House Retail, LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
Glass House Cultivation, LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
Glass House Manufacturing, LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
LOB Investment Co. LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
SoCal Hemp Co, LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	0	100
Plus Products Holdings Inc
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	0
Plus Products Nevada LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	0
Plus Products Services LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	0
Plus Products Wonders LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	0
Uplift Services LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	0
Carberry LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	0
G&H Supply Company, LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
Mission Health Associates, Inc.
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
MGF Management LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
G&K Produce LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
K&G Flowers LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
GHCC Management LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	0	100
Glass House Camarillo Cultivation LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
Lompoc Manufacturing GHG, LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
Lompoc Management Co. LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
CA Manufacturing Solutions LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
Saint Gertrude Management Company LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	0	100
Bud and Bloom
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
Farmacy SB, Inc
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
ICANN, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
Farmacy Isla Vista, LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
SBDANK LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	51	51
E7 Eureka LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
The Pottery Inc
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	0
Natural Healing Center LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	0
NHC Lemoore LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	0
NHC-MB LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	0
Glass House Farm LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
Magu Farm LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
East Saint Gertrube 1327 LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
GH Camarillo LLC
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	100	100
De La Vina LLC 2000
Subsidiary or Equity Method Investee [Line Items]
Controlled interest ownership percentage by parent	0	100